Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 5	$ 173	$ 150
Stock Options [Member]
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)	554,641
New options awarded (in shares)	0
Expired options (in shares)	(5,750)
Options forfeited (in shares)	0
Exercised options (in shares)	(29,800)	(177,000)	(784,000)
Ending balance (in shares)	519,091	554,641
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)	486,791
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share)	$ 6.65
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	0
Options forfeited (in dollars per share)	0
Exercised options (in dollars per share)	6.21
Ending balance (in dollars per share)	$ 6.67	$ 6.65
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	4 years 6 months
Exercisable options, weighted average exercise price (in dollars per share)	$ 6.69
Weighted average remaining contractual life, exercisable outstanding	4 years 6 months
Intrinsic value of outstanding stock options	$ 1,020
Intrinsic value of vested stock options	952
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 5	$ 173	$ 150
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)				2,000,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Options maximum term	5 years
2019 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,700,000			2,000,000
Exercise price as percentage of fair value	100.00%
Shareholding percentage for grant of stock options	10.00%
Option price as percentage of fair value	110.00%